Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of the estimated fair values of all assets acquired and liabilities assumed
The following table summarizes the estimated fair value of all assets acquired and the liabilities assumed at the date of acquisition:

CA Nursing Australia
Current assets	$2,552
Property and equipment	9,581
Goodwill	3,584
Other intangible assets	3,293
Total assets acquired	19,010
Current portion of long-term debt	166
Other current liabilities	8,997
Long-term debt, less current portion	7,267
Other long-term liabilities	1,745
Total liabilities	18,175
Net assets acquired attributable to Laureate Education, Inc.	835
Debt assumed	7,433
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed	$8,268

Net assets acquired	$835
Net cash paid at acquisition	$835
The following table summarizes the estimated fair values of all assets acquired and liabilities assumed at the dates of acquisition:

	IADE Group Portugal	CBS Australia	Total
Current assets	$1,476	$4	$1,480
Property and equipment	335	33	368
Goodwill	5,980	989	6,969
Tradenames	6,071	342	6,413
Other intangible assets	1,616	—	1,616
Long-term indemnification assets	2,084	—	2,084
Other long-term assets	518	—	518
Total assets acquired	18,080	1,368	19,448
Current portion of long-term debt	—	386	386
Other current liabilities	3,124	132	3,256
Long-term debt, less current portion	—	386	386
Other long-term liabilities	4,553	—	4,553
Total liabilities	7,677	904	8,581
Net assets acquired attributable to Laureate Education, Inc.	10,403	464	10,867
Debt assumed	—	772	772
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed	$10,403	$1,236	$11,639

Net assets acquired	$10,403	$464	$10,867
Cash acquired	(235)	—	(235)
Seller notes and deferred payments	(3,927)	—	(3,927)
Net cash paid at acquisition	$6,241	$464	$6,705